Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets
Right-of-use assets

	Gelderland	Spain	Talasol	Talmei Yosef	Total
	€ in thousands
Cost

Balance as at January 1, 2020	-	1,235	12,686	1,688	15,609
Additions	-	1,789	-	10	1,799
New companies	355	-	-	-	355
Disposals	-	-	-	-	-
Effect of changes in exchange rates	-	-	-	(26)	(26)
Balance as at December 31, 2020	355	3,024	12,686	1,672	17,737

Depreciation

Balance as at January 1, 2020	-	75	30	103	208
Depreciation for the year	-	75	139	106	320
New companies	-	-	-	-	-
Disposals	-	-	-	-	-
Balance as at December 31, 2020	-	150	169	209	528

Carrying amounts
As at January 1, 2019	-	-	-	-	-
As at December 31, 2019	-	1,160	12,656	1,585	15,401
As at December 31, 2020	355	2,874	12,517	1,463	17,209

Schedule of Maturity Analysis of Company's Lease Liabilities
Maturity analysis of the company's lease liabilities

December 31, 2020
€ in thousands
Less than one year	489
One to five years	2,096
More than five years	15,203

Total	17,788

Current maturities of lease liability	489

Long-term lease liability	17,299

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
2020
€ in thousands
Interest expenses on lease liability	494

Total	494